Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of lease cost
(a) The following table sets forth the breakdown of leasing expenses:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	44,190	41,377
Interest of lease liabilities	5,183	3,276
Expenses for short-term leases within 12 months	1,499	7,526

Total lease cost	50,872	52,179

Summary of supplemental cash flow
(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	51,370	45,682

Summary of weighted-average remaining lease term and discount rate
(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2019	2020
Weighted-average remaining lease term
Operating leases	2.46 years	1.70 years
Weighted-average discount rate
Operating leases	4.75%	4.75%

Schedule of Information about movement of Right of use Assets
(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2019 and 2020:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Beginning balance	127,066	95,786
Recognition of additional leasing contract	12,910	559
Amortization of right of use assets	(44,190)	(41,377)

Ending balance	95,786	54,968

Schedule of Information about movement of Leasing Liabilities
(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2019 and 2020:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Beginning balance	118,420	85,143
Recognition of additional leasing contract	12,910	559
Interest of lease liabilities	5,183	3,276
Leasing payment	(51,370)	(45,682)

Ending balance	85,143	43,296

Summary of maturities of lease liabilities
(f) The following table sets forth the maturities of lease liabilities:

As of December 31, 2020
RMB
2020	—
2021	34,203
2022	11,079

Total undiscounted lease payments	45,282
Less: Imputed interest	(1,986)

Total lease liabilities	43,296